Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
ASSETS
Allowance for Doubtful Accounts	$ 671,000	$ 756,000
Accumulated Amortization	$ 5,236,000	$ 4,957,000
Stockholders Equity
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock Authorized	3,000,000	3,000,000
Preferred Stock, Issued	1,294,441	1,202,548
Preferred Stock, Outstanding	1,294,441	1,202,548
Preferred Stock, Liquidation Preference	$ 12,944,410	$ 12,025,480
Common Stock par value	$ 0.001	$ 0.001
Common Stock Authorized	25,000,000	25,000,000
Common Stock Issued	14,252,820	7,650,165
Common Stock Outstanding	14,252,820	7,650,165
Series A Convertible Preferred Stock
Stockholders Equity
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock Authorized	2,000,000	2,000,000